Deferred income taxes - Reconciliation of changes in deferred tax liability (asset) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	$ 11.7	$ 12.1
Credited/(charged) to consolidated income statement	4.8	(2.3)
Credited to other comprehensive income	(5.8)	4.3
Credited to equity	0.6		$ (0.3)
Exchange difference	1.3	(2.4)
Deferred tax liability (asset), ending balance	12.6	11.7	12.1
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	(10.9)	(11.0)
Credited/(charged) to consolidated income statement	5.2	0.1
Credited to other comprehensive income	0.0	0.0
Credited to equity	0.0
Exchange difference	0.0	0.0
Deferred tax liability (asset), ending balance	(5.7)	(10.9)	(11.0)
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	2.8	5.1
Credited/(charged) to consolidated income statement	(1.0)	(2.1)
Credited to other comprehensive income	(0.6)	0.0
Credited to equity	0.6
Exchange difference	0.2	(0.2)
Deferred tax liability (asset), ending balance	2.0	2.8	5.1
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	5.1	4.7
Credited/(charged) to consolidated income statement	0.0	0.9
Credited to other comprehensive income	0.0	0.0
Credited to equity	0.0
Exchange difference	0.3	(0.5)
Deferred tax liability (asset), ending balance	5.4	5.1	4.7
Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	14.7	13.3
Credited/(charged) to consolidated income statement	0.6	(1.2)
Credited to other comprehensive income	(5.2)	4.3
Credited to equity	0.0
Exchange difference	0.8	(1.7)
Deferred tax liability (asset), ending balance	$ 10.9	$ 14.7	$ 13.3